Electric plant, construction and related agreements (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Summary of plant investments and related accumulated depreciation

	2022		2021
		Accumulated		Accumulated
Plant	Investment	Depreciation	Investment	Depreciation

	(dollars in thousands)
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2	$3,024,112	$(1,916,942)	$3,010,843	$(1,881,324)
(Nuclear – 30% ownership)
Vogtle Units No. 3 & No. 4	58,189	(8,627)	58,199	(7,290)
(Nuclear – 30% ownership)
Hatch Units No. 1 & No. 2	991,852	(533,771)	973,682	(503,871)
(Nuclear – 30% ownership)
Wansley Units No. 1 & No. 2(2)	20,312	(15,337)	820,110	(649,301)
(Fossil – 30% ownership)
Scherer Unit No. 1	1,378,904	(636,799)	1,415,115	(638,443)
(Fossil – 60% ownership)
Doyle (Combustion Turbine - 100% ownership)	145,780	(124,306)	144,711	(120,527)
Rocky Mountain Units No. 1, No. 2 & No. 3	616,278	(296,624)	615,485	(284,749)
(Hydro – 75% ownership)
Hartwell (Combustion Turbine - 100% ownership)	232,532	(125,092)	227,834	(121,174)
Hawk Road (Combustion Turbine - 100% ownership)	269,837	(74,685)	266,149	(69,194)
Talbot (Combustion Turbine - 100% ownership)	301,869	(162,137)	300,335	(158,270)
Chattahoochee (Combined cycle - 100% ownership)	324,310	(171,272)	319,550	(166,859)
Effingham (Combined cycle - 100% ownership)	339,189	(121,318)	337,614	(112,057)
Smith (Combined cycle - 100% ownership)	686,517	(208,142)	672,184	(190,760)
Wansley (Combustion Turbine – 30% ownership)(2)	—	—	3,942	(3,889)
Washington County (Combustion Turbine – 100% ownership)	170,432	(88,585)	—	—
Transmission plant	107,992	(64,785)	102,966	(62,457)
Other	106,424	(65,922)	104,372	(62,885)
Property under finance lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	794,830	(569,245)	795,301	(532,674)
Total in-service	$9,569,359	$(5,183,589)	$10,168,392	$(5,565,724)
Construction work in progress
Vogtle Units No. 3 & No. 4	$7,583,291		$6,680,014
Environmental and other generation improvements	132,744		99,378
Total construction work in progress	$7,716,035		$6,779,392
(1)	Amounts include plant acquisition adjustments at December 31, 2022 of $280,396,000 and December 31, 2021 of $248,000,000.
(2)	Plant Wansley Units No. 1 and No. 2 and the combustion turbine were retired on August 31, 2022. The remaining balance represents land and certain asset retirement obligations.

Schedule of project budget and actual costs

The table below shows our project budget and actual costs through December 31, 2022 for our share of the project.

		Actual Costs at December
	Project Budget (Tender)	31, 2022

	(in millions)
Construction Costs (1)	$6,554	$6,147
Freeze Capital Credit(2)	(528)	—
Financing Costs	2,025	1,770
Subtotal	$8,051	$7,917
Deferred Training Costs	47	46
Total Project Costs Before Contingency	$8,098	$7,963

Oglethorpe Contingency	$2	$—
Totals	$8,100	$7,963
(1)	Construction costs are net of $1.1 billion we received from Toshiba Corporation under a Guarantee Settlement Agreement and $99 million in cost sharing benefits associated with the Global Amendments to the Joint Ownership Agreements.
(2)	As described below, we exercised the tender option to cap our capital costs at the EAC in VCM 19 plus $2.1 billion, the freeze tender threshold. The freeze capital credit reflects our share of budgeted amounts that exceed this threshold.